Registration No. 333-115796

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-14

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
|_| Pre-Effective Amendment No. |X| Post-Effective Amendment No. 1

(Check appropriate box or boxes)

DREYFUS PREMIER STATE MUNICIPAL BOND FUND

(Exact Name of Registrant as Specified in Charter)

(212) 922-6000

(Area Code and Telephone Number)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York 10166

(Address of Principal Executive Offices: Number,
Street, City, State, Zip Code)

(Name and Address of Agent for Service)

Mark N. Jacobs, Esq.
c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

with a copy to:

David Stephens, Esq.
Stroock & Stroock & Lavan LLP
180 Maiden Lane
New York, New York 10038

          An indefinite number of Registrant's shares of beneficial interest, par value $0.001 per share, has been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is being paid at this time.

          This Post-Effective Amendment consists of the following:

          (1) Facing Sheet of the Registration Statement.

          (2) Part C to the Registration Statement (including signature page).

           Parts A and B are incorporated herein by reference from the Registration Statement on Form N-14 (File No. 333-115796), filed on May 24, 2004.

          This Post-Effective Amendment is being filed solely to file the final tax opinion as Exhibit No. 12 to this Registration Statement on Form N-14.

DREYFUS PREMIER STATE MUNICIPAL BOND FUND
PART C
OTHER INFORMATION

Item 15	Indemnification.

The response to this item is incorporated by reference to Item 25 of Part C of Post-Effective Amendment No. 21 to the Registrant's Registration Statement on Form N-1A, filed August 11, 1995.

Item 16	Exhibits.

(1)	Registrant's Amended and Restated Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on August 11, 1995.

(2)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed on August 25, 2000.

(3)	Not Applicable.

(4)	Agreement and Plan of Reorganization.*

(5)	Reference is made to Exhibits (1) and (2) hereof.

(6)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, filed on July 16, 1998.

(7)	Distribution Agreement is incorporated by reference to Exhibit (e)(i) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on March 10, 2004.

(8)	Not Applicable.

(9)(a)	Custody Agreement is incorporated by reference to Exhibit (8)(a) of Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A, filed on June 16, 1997. Sub-Custodian agreements are incorporated by reference to Exhibit 8(b) of Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A, filed on August 18, 1994.

(9)(b)	Amendment to Custody Agreement is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on August 27, 2002.

(9)(c)	Foreign Custody Manager Agreement is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A, filed on August 27, 2002.

(10)(a)	Shareholder Services Plan is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on March 10, 2004.

(10)(b)	Distribution Plan (Rule 12b-1 Plan) is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on March 10, 2004.

(10)(c)	Rule 18f-3 Plan is incorporated by reference to Exhibit (n) of Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed on March 10, 2004.

(11)(a)	Consent of Registrant's counsel regarding the issuance of shares is incorporated by reference to Exhibit 10 of Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A, filed on August 11, 1995.

(11)(b)	Consent of Registrant's Counsel.*

(12)	Opinion and consent of counsel regarding tax matters.**

(13)	Not Applicable.

(14)	Consents of Independent Auditors.*

(15)	Not Applicable.

(16)	Power of Attorney.*

(17)(a)	Forms of Proxy.*

(17)(b)	Registrant's Prospectus dated May 14, 2004 are incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement, filed May 13, 2004.

(17)(c)	Dreyfus Massachusetts Tax Exempt Bond Fund's Prospectus and Statement of Additional Information dated October 1, 2003 are incorporated by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of Dreyfus Massachusetts Tax Exempt Bond Fund, filed on September 26, 2003 (File No. 2-96709).

______________

*	Previously filed.

**	Filed herein.

Item 17.	Undertakings.

(1)	The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933 each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned Registrant agrees to file by post-effective amendment the final opinion of counsel regarding tax matters within a reasonable period of time after receiving such opinion.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York, and State of New York on the 21st day of December, 2004.

                                 DREYFUS PREMIER STATE MUNICIPAL
                                 BOND FUND
                                 (Registrant)

                                 By: /s/ Stephen E. Canter
                                      Stephen E. Canter, President

           Pursuant to the requirements of the Securities Act of 1933, the following persons in the capacities and on the dates indicated have signed this Registration Statement below.

            Signatures                              Title                          Date

/s/ Stephen E. Canter                President (Principal Executive              12/21/04
Stephen E. Canter                    Officer)

/s/ James Windels                    Treasurer (Principal Accounting             12/21/04
James Windels                        and Financial Officer)

/s/ Joseph S. DiMartino              Chairman of the Board                       12/21/04
Joseph S. DiMartino

/s/ Clifford L. Alexander            Board Member                                12/21/04
Clifford L. Alexander

/s/ Ernest Kafka                     Board Member                                12/21/04
Ernest Kafka

/s/ Peggy C. Davis                   Board Member                                12/21/04
Peggy C. Davis

Exhibit Index

(12)	Opinion and consent of counsel regarding tax matters.